Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Cash Flows
Net loss	€ (15,120)	€ (7,898)	€ (32,604)
Adjustments for
Depreciation and amortization	11,653	9,088	8,232
Finance (income) costs, net	2,460	998	(15,091)
Share-based compensation	29,963	52,303	75,270
Income tax expense	6,597	11,734	15,534
Change in operating assets and liabilities
(Increase) decrease in inventories	(130,118)	16,910	(77,922)
(Increase) decrease in trade and other receivables	755	(3,246)	(215)
Decrease (increase) in other assets	14,077	(47,501)	4,281
(Decrease) increase in other liabilities	4,047	24,665	(1,809)
Increase (decrease) in contract liabilities	669	(229)	4,217
Increase (decrease) in trade and other payables	25,886	1,598	7,400
Income taxes paid	(5,918)	(3,623)	(3,915)
Net cash provided by (used in) operating activities	(55,050)	54,799	(16,622)
Expenditure for property and equipment and intangible assets	(22,760)	(11,923)	(2,934)
Proceeds from sale of property and equipment	2		40
Net cash (used in) investing activities	(22,758)	(11,923)	(2,894)
Interest paid	(2,460)	(998)	(4,257)
Proceeds from bank liabilities			64,990
Repayment of liabilities from banks			(74,990)
Repayment of Shareholder loan			(171,827)
Proceeds from capital increase - initial public offering			283,224
IPO preparation and transaction costs			(4,550)
Proceeds from exercise of option awards	1,077	369
Lease payments	(4,059)	(5,425)	(5,663)
Net cash (used in) provided by financing activities	(5,442)	(6,054)	86,927
Net increase (decrease) in cash and cash equivalents	(83,249)	36,822	67,411
Cash and cash equivalents at the beginning of the period	113,507	76,760	9,367
Effects of exchange rate changes on cash and cash equivalents	(122)	(74)	(18)
Cash and cash equivalents at end of the period	€ 30,136	€ 113,507	€ 76,760